Inventories and cost of sales	12 Months Ended
Dec. 31, 2022
Inventories and cost of sales [Abstract]
Inventories and cost of sales
7.	Inventories and cost of sales

	2022		2021	2020
Finished goods	Ps.	1,568,459	787,135	915,645
Packing material		262,480	35,718	26,029
Raw materials		109,681	-	-
		1,940,620	822,853	941,674
Merchandise in transit		182,050	463,302	342,998
	Ps.	2,122,670	1,286,155	1,284,672

The cost of sales recognized in the consolidated statements of profit or loss and other comprehensive income within cost of sales of the year was Ps.3,579,093, Ps.4,498,008, and Ps.3,280,348 for the periods of 2022, 2021 and 2020, respectively.

The cost of inventories recognized as an expense includes Ps.72,988, Ps.43,645 and Ps.24,438, for the periods 2022, 2021 and 2020, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.